Basis of preparation and presentation of the consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	6.1923	4.8413	5.2177
Average rate	5.3920	4.9954	5.1655
C A D [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.3047	3.6522	3.8550
Average rate	3.9342	3.7026	3.9705
E U R [Member]
IfrsStatementLineItems [Line Items]
Closing rate	6.4363	5.3516	5.5694
Average rate	5.8340	5.4023	5.4420